UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4429

Dreyfus U.S. Treasury Long Term Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31/08
Date of reporting period:	3/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus U.S. Treasury Long Term Fund March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Ctfs.--1.8%
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	1,607,739	1,639,711

U.S. Government Agencies--10.7%
Federal National Mortgage
Association, Notes	5.00	2/13/17	1,560,000 a	1,710,106
Federal National Mortgage
Association, Notes	5.38	6/12/17	3,325,000 a	3,718,268
Residual Funding - Strip,
Bonds	0.00	4/15/30	11,465,000	4,593,991
				10,022,365
U.S. Government Agencies/Mortgage-Backed--2.5%
Government National Mortgage Association I
Ser. 2005-9, Cl. A, 4.03%,
5/16/22			159,364	160,689
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			160,908	161,884
Ser. 2006-9, Cl. A 4.20%,
8/16/26			454,049	460,060
Ser. 2006-5, Cl. A 4.24%,
7/16/29			1,531,689	1,555,704
				2,338,337
U.S. Treasury Bonds--75.1%
4.50%, 2/15/36			9,550,000 b	11,006,385
4.75%, 2/15/37			6,525,000 b	7,819,808
5.25%, 2/15/29			9,905,000 b,c	12,200,177
6.00%, 2/15/26			1,533,000 b	2,020,207
6.13%, 11/15/27			10,555,000 b	14,193,182
6.38%, 8/15/27			6,835,000 b	9,419,485
8.00%, 11/15/21			4,555,000 b	6,741,400
8.75%, 8/15/20			4,480,000 b	6,836,202
				70,236,846
U.S. Treasury Notes--8.7%
2.75%, 2/15/19			5,550,000 b	5,582,096
4.75%, 8/15/17			2,095,000 b	2,451,152
				8,033,248
Total Bonds and Notes
(cost $88,351,925)				92,270,507
			Face Amount
			Covered by
Options--.0%			Contracts ($)	Value ($)
Call Options
U.S. Treasury 30 Year Bonds,
May 2009 @ 128.0
(cost $24,024)			800,000 [d]	30,625
			Principal
Short-Term Investments--.3%			Amount ($)	Value ($)
U.S. Treasury Bills
0.29%, 5/7/09
(cost $244,928)			245,000 [c]	244,964

Other Investment--.2%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $207,000)			207,000 [e]	207,000

Investment of Cash Collateral for

Securities Loaned--44.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $41,889,682)	41,889,682 [e]	41,889,682

Total Investments (cost $130,717,559)	144.1%	134,642,778
Liabilities, Less Cash and Receivables	(44.1%)	(41,177,813)
Net Assets	100.0%	93,464,965

a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $40,989,756 and the total market value of the collateral held by the fund is $41,889,682.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Non-income producing security.
e	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $130,717,559.

Net unrealized appreciation on investments was $3,926,799 of which $5,987,241 related to appreciated investment securities and $2,060,442 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES March 31, 2009 (Unaudited)

					Unrealized
		Market Value			Appreciation/
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 3/31/2009 ($)
Financial Futures Long
U.S. Treasury Bonds	33	4,280,203	June 2009		34,547
Financial Futures Short
U.S. Treasury 10-Year Notes	42	(5,211,281)	June 2009		(64,910)

Gross Unrealized Appreciation					34,547
Gross Unrealized Depreciation					(64,910)

STATEMENT OF OPTIONS WRITTEN
March 31, 2009 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Value ($)
Call Options
U.S. Treasury 10 Year Notes,
April 2009 @ 126.0			1,500,000	a	(5,625)
U.S. Treasury 30 Year Bonds,
May 2009 @ 131.0			800,000	a	(17,875)
Put Options
U.S. Treasury 10 Year Notes,
April 2009 @ 121.0			1,500,000	a	(3,281)
U.S. Treasury 30 Year Bonds,
May 2009 @ 123.0			800,000	a	(6,375)
(Premiums received $34,736)

Gross Unrealized Depreciation					(33,156)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	42,096,682	92,515,471	0	134,612,153
Other Financial Instruments+	65,172	0	0	65,172
Liabilities ($)
Other Financial Instruments+	(98,066)	0	0	(98,066)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.

The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

The fund may purchase and write (sell) put and call options in order to gain exposure to or protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)